Equity Incentive Plans - Components of Stock-based Compensation Expense - Graphite Bio, Inc. (Details) - Graphite Bio, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 10,574	$ 13,534
ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	96	391
Restricted stock awards and founders' common stock awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	7	11
Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 10,471	$ 13,132